Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued research and development			$ 1,299
Accrued legal and professional fees	$ 467	500	87
Other current liabilities	36	215	283
Accrued and other current liabilities	$ 503	$ 715	$ 1,669